Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

4. Accounts Receivable, net

Accounts receivable, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$2,240,399	$2,195,005
Less: allowance for credit losses	(570,888)	(546,933)
Accounts receivable, net	$1,669,511	$1,648,073

The follow table presents movement of the allowance for credit losses:

	As of December 31, 2025	As of December 31, 2024
Balance at the beginning of the period	$546,933	$562,106
Provisions	-	-
Foreign exchange adjustment	23,955	(15,173)
Balance at the end of the period	$570,888	$546,933